Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
24. Related parties
The principal related parties with which the Group had transactions during the year presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer

Guangzhou Huitian Aerospace Technology Co., Ltd.	A Company Controlled by Principal Shareholder

Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by Principal Shareholder
(1) Transaction with related parties:
For the year ended December 31, 2020, the loans from a principal shareholder amounted to RMB1,063,434 and was repaid as of December 31, 2020. The interest expenses on the loans from a principal shareholder was RMB5,922.
For the year ended December 31, 2020, the rental expenses to a company controlled by a principal shareholder amounted to RMB10,150.
For the year ended December 31, 2020, the purchase of fixed assets and the rental income from a company controlled by a principal shareholder amounted to RMB999 and RMB166, respectively.
(2) Amounts due from related parties:
As of December 31, 2019, amounts due from related parties primarily represents the deposit and prepayment amounting to RMB20,425 paid on behalf of Mr. Xiaopeng He, a principal shareholder. As of December 31, 2020, the amount has been settled.
As of December 31, 2020, amounts due from related parties amounting to RMB682 represents the receivables for the services provided to a company controlled by Mr. Xiaopeng He.
(3) Amounts due to related parties:
As of December 31, 2020, amounts due to related parties represents the payables for rental expenses amounting to RMB11,063 to a company controlled by Mr. Xiaopeng He, and the payables for asset purchased amounting to RMB999 to a company controlled by Mr. Xiaopeng He.